Equity (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Appropriations of Earnings and Dividends Per Share

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	of 2022	of 2022	of 2022	of 2022
	NT$	NT$	NT$	NT$

	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Resolution date of TSMC’s Board of Directors in its meeting	May 10, 2022	August 9, 2022	November 8, 2022	February 14, 2023
Special capital reserve	$(15,541.0)	$(12,002.8)	$(31,910.4)	$17,166.2

Cash dividends to shareholders	$71,308.5	$71,308.5	$71,308.5	$71,308.5

Cash dividends per share (NT$)	$2.75	$2.75	$2.75	$2.75

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	of 2023	of 2023	of 2023	of 2023
	NT$	NT$	NT$	NT$

	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Resolution date of TSMC’s Board of Directors in its meeting	May 9, 2023	August 8, 2023	November 14, 2023	February 6, 2024
Special capital reserve	$3,273.5	$(6,365.5)	$(17,228.4)	$28,020.8

Cash dividends to shareholders	$77,796.2	$77,796.2	$90,762.3	$90,762.2

Cash dividends per share (NT$)	$3.00	$3.00	$3.50	$3.50

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	of 2024	of 2024	of 2024	of 2024
	NT$	NT$	NT$	NT$

	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Resolution date of TSMC’s Board of Directors in its meeting	May 10, 2024	August 13, 2024	November 12, 2024	February 12, 2025
Special capital reserve	$(28,020.8)	$-	$-	$-

Cash dividends to shareholders	$103,734.5	$103,721.5	$116,697.3	$116,697.3

Cash dividends per share (NT$)	$4.00	$4.00	$4.5	$4.5

Changes in Other Reserves

	Year Ended December 31, 2022
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Balance, beginning of year	$(63,303.3)	$574.3	$120.6	$-	$(62,608.4)
Exchange differences arising on translation of foreign operations	51,009.7	-	-	-	51,009.7
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	-	(263.3)	-	-	(263.3)
Debt instruments	-	(10,513.7)	-	-	(10,513.7)
Disposal of investments in equity instruments at fair value through other comprehensive income	-	(303.3)	-	-	(303.3)
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	-	410.1	-	-	410.1
Loss allowance adjustments from debt instruments	-	0.9	-	-	0.9
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	-	-	1,329.2	-	1,329.2
Transferred to initial carrying amount of hedged items	-	-	(52.9)	-	(52.9)
Issuance of employee restricted stock	-	-	-	(451.9)	(451.9)
Share-based payment expenses recognized	-	-	-	266.7	266.7
Share of other comprehensive income (loss) of associates	550.3	38.6	76.4	-	665.3
Income tax effect	-	-	6.0	-	6.0

Balance, end of year	$(11,743.3)	$(10,056.4)	$1,479.3	$(185.2)	$(20,505.6)

	Year Ended December 31, 2023
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Balance, beginning of year	$(11,743.3)	$(10,056.4)	$1,479.3	$(185.2)	$(20,505.6)
Exchange differences arising on translation of foreign operations	(14,255.6)	-	-	-	(14,255.6)
Gain (loss) on hedging instruments designated as hedges of net investments in foreign operations	618.2	-	-	-	618.2
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	-	1,953.0	-	-	1,953.0
Debt instruments	-	3,639.8	-	-	3,639.8
Disposal of investments in equity instruments at fair value through other comprehensive income	-	(151.9)	-	-	(151.9)
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	-	473.9	-	-	473.9
Loss allowance adjustments from debt instruments	-	9.5	-	-	9.5
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	-	-	(34.8)	-	(34.8)
Transferred to initial carrying amount of hedged items	-	-	(45.2)	-	(45.2)

	Year Ended December 31, 2023
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Issuance of employee restricted stock	$-	$-	$-	$(586.0)	$(586.0)
Share-based payment expenses recognized	-	-	-	477.7	477.7
Share of other comprehensive income (loss) of associates	63.9	32.2	(3.4)	-	92.7

Balance, end of year	$(25,316.8)	$(4,099.9)	$1,395.9	$(293.5)	$(28,314.3)

	Year Ended December 31, 2024
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Balance, beginning of year	$(25,316.8)	$(4,099.9)	$1,395.9	$(293.5)	$(28,314.3)
Exchange differences arising on translation of foreign operations	64,502.7	-	-	-	64,502.7
Gain (loss) on hedging instruments designated as hedges of net investments in foreign operations	793.8	-	-	-	793.8
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	-	5,078.3	-	-	5,078.3
Debt instruments	-	1,254.5	-	-	1,254.5
Disposal of investments in equity instruments at fair value through other comprehensive income	-	(4,009.1)	-	-	(4,009.1)
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	-	683.1	-	-	683.1
Loss allowance adjustments from debt instruments	-	12.3	-	-	12.3
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	-	-	(75.2)	-	(75.2)
Transferred to initial carrying amount of hedged items	-	-	0.1	-	0.1
Issuance of employee restricted stock	-	-	-	(2,637.4)	(2,637.4)
Share-based payment expenses recognized	-	-	-	1,222.8	1,222.8
Share of other comprehensive income (loss) of associates	290.4	(69.4)	(10.5)	-	210.5
Other comprehensive income transferred to profit or loss due to decline of equity method	(7.1)	-	-	-	(7.1)
Income tax effect	-	(10.0)	-	-	(10.0)

Balance, end of year	$40,263.0	$(1,160.2)	$1,310.3	$(1,708.1)	$38,705.0

Capital Stock - Common Stock [member]
Statement [LineItems]
Summary of Capital Stock and Capital Surplus
a.	Capital stock

	December 31, 2023	December 31, 2024
	NT$	NT$
	(In Millions)	(In Millions)

Authorized shares (in millions)	28,050.0	28,050.0

Authorized capital	$280,500.0	$280,500.0

Issued and paid shares (in millions)	25,932.1	25,932.7

Issued capital	$259,320.7	$259,327.3

Capital Surplus [member]
Statement [LineItems]
Summary of Capital Stock and Capital Surplus
b.	Capital surplus
The categories of uses and the sources of capital surplus based on regulations were as follows:

	December 31, 2023	December 31, 2024
	NT$	NT$
	(In Millions)	(In Millions)

May be used to offset a deficit, distributed as cash dividends, or transferred to share capital

Additional paid-in capital	$24,406.8	$24,809.7
From merger	22,803.3	22,800.4
From convertible bonds	8,892.4	8,891.3
From difference between the consideration received and the carrying amount of the subsidiaries’ net assets during actual disposal	8,406.3	8,411.6
Donations - donated by shareholders	11.3	11.3

May only be used to offset a deficit

From share of changes in equities of subsidiaries	4,199.9	4,108.9
From share of changes in equities of associates	302.4	1,172.4
Donations - unclaimed dividend	70.1	79.0

May not be used for any purpose

Employee restricted shares	783.9	2,976.2

	$69,876.4	$73,260.8